Dividends - Summary of Dividends Paid (Detail) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019
Disclosure of Dividends [abstract]
Prior year final dividend, Per share	$ 0.78	$ 0.63	$ 0.63
Interim dividend, Per share			0.55
Special dividend, Per share			1.02
Dividends paid during the period, Per share	$ 0.78	$ 0.63	$ 2.20
Prior year final dividend, Total	$ 3,946	$ 3,356	$ 3,356
Interim dividend, Total			2,788
Special dividend, Total			5,158
Dividends paid during the period, Total	$ 3,946	$ 3,356	$ 11,302